Note 3 - Earnings Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net earnings	$ 114,674	$ 41,224	$ 63,318
Deduct preferred stock dividends	23	23	23
Undistributed net earnings	114,651	41,201	63,295
Earnings attributable to participating preferred shareholders	116	48	72
Earnings attributable to common shareholders	$ 114,535	$ 41,153	$ 63,223
Weighted average common shares outstanding (in shares)	6,837	6,912	7,318
Basic earnings per common share (in dollars per share)	$ 16.75	$ 5.95	$ 8.64
Earnings attributable to common shareholders	$ 114,535	$ 41,153	$ 63,223
Add dividends on convertible preferred stock	20	20	20
Earnings attributable to common stock on a diluted basis	$ 114,555	$ 41,173	$ 63,243
Additional shares to be issued under full conversion of preferred stock (in shares)	67	67	67
Total shares for diluted (in shares)	6,904	6,979	7,385
Diluted earnings per common share (in dollars per share)	$ 16.59	$ 5.9	$ 8.56